UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C.  20549
						   FORM 13F
					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	June 30, 2002

Check here if Amendment:	___; Amendment Number:	___
  This Amendment (Check only one.)  ___ is a restatement.
							 ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Churchill Management Corporation
Address:	5900 Wilshire Blvd., Suite 600
		Los Angeles, CA  90036

Form 13F File Number:	28-05029

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:
Name:	Eileen Holmes
Title:	Senior Vice President
Phone:	323-937-7110

Signature, Place and Date of Signing:
Eileen Holmes					Los Angeles, CA		August 14, 2002
		[Signature]				[City, State]		[Date]

Report Type (Check only one.):

XX	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)

___	13F 	NOTICE.  (Check here if no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)

___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

					Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:		26

Form 13F Information Table Value Total:		$25,645 (X1000)


List of Other Included Managers:

NONE
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

NAME OF ISSUER			TITLE OF		CUSIP		VALUE	         SHARES		INV.		OTHER		AUTH
					CLASS					X1000					DISC		MGR		SOLE

ADAIR INTL OIL & GAS COM       COM              005408109        0	 20000.00 SH       SOLE                 20000.00
AMERICAN ITALIAN PASTA CL A    COM              027070101     2197 	 53150.00 SH       SOLE                 53150.00
AMN HEALTHCARE SRVCS COM       COM              001744101      989 	 34752.00 SH       SOLE                 34752.00
ANHEUSER BUSCH COS INC COM     COM              035229103      381  	  7375.00 SH       SOLE                  7375.00
AUTONATION INC COM             COM              05329W102      155 	 11469.00 SH       SOLE                 11469.00
BANK AMER CORP COM             COM              06605F102      258 	  3873.00 SH       SOLE                  3873.00
CHEESECAKE FACTORY INC COM     COM              163072101     2565 	 70775.00 SH       SOLE                 70775.00
COBIZ INC COM                  COM              190897108      863 	 52125.00 SH       SOLE                 52125.00
EPROMOS COM INC RESTRICTED     COM              8324197          0 	 10000.00 SH       SOLE                 10000.00
EXTRACT INC COM                COM              302258108        0 	 10000.00 SH       SOLE                 10000.00
EXXON MOBIL CORP COM           COM              30231G102      295 	  8016.00 SH       SOLE                  8016.00
FIFTH THIRD BANCORP COM        COM              316773100      938 	 14194.75 SH       SOLE                 14194.75
HCA-HEALTHCARE CO COM          COM              404119109      229 	  4875.00 SH       SOLE                  4875.00
HERLEY INDS INC DEL COM        COM              427398102     2266 	110525.00 SH       SOLE                110525.00
JOHNSON & JOHNSON COM          COM              478160104      217 	  4100.00 SH       SOLE                  4100.00
KOHLS CORP COM                 COM              500255104     3099 	 46960.00 SH       SOLE                 46960.00
MICHAELS STORES INC COM        COM              594087108     1617 	 43659.00 SH       SOLE                 43659.00
MICROSOFT CORP COM             COM              594918104      311 	  6485.00 SH       SOLE                  6485.00
PEETS COFFEE & TEA INC COM     COM              705560100      843 	 58325.00 SH       SOLE                 58325.00
PROCTER & GAMBLE CO COM        COM              742718109      250 	  2809.96 SH       SOLE                  2809.96
QUINTEK TECHNOLOGIES COM       COM              74876Q108        2 	 30000.00 SH       SOLE                 30000.00
STRUTHERS INC COM NEW          COM              863582201        0 	 20000.00 SH       SOLE                 20000.00
SUNRISE TECH INTL INC COM      COM              86769L103        0 	 15000.00 SH       SOLE                 15000.00
TRIGON HEALTHCARE INC COM      COM              89618L100     1563 	 15363.00 SH       SOLE                 15363.00
VIACOM INC CL B                COM              925524308      212 	  5441.00 SH       SOLE                  5441.00
WEIGHT WATCHERS INTL COM       COM              948626106     6395 	146515.00 SH       SOLE                146515.00






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